Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,665	$ 4,918,805
Series A, 5.25%, 05/01/55	1,945	2,077,147
Series C, 5.50%, 10/01/54	10,500	11,300,097
Series F, 5.50%, 11/01/53	830	873,162
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	7,240	7,141,809
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,100	1,177,320
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	5,525	5,840,574
Series B-1, 5.75%, 04/01/54	1,585	1,724,931
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	1,405	1,489,525
Series B, 5.00%, 01/01/54	1,230	1,289,743
		37,833,113
Arizona — 4.0%
Arizona Board of Regents, RB, Series A, 07/01/54(b)	3,190	3,393,982
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,665	1,835,248
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	190	161,695
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(c)	3,575	3,305,507
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	7,751,371
5.00%, 12/01/37	5,000	5,304,448
		21,752,251
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(c)	4,900	4,776,195
AMT, Sustainability Bonds, 5.70%, 05/01/53	895	915,270
		5,691,465
California — 4.7%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(c)	785	770,191
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/48	3,540	3,423,876
Series B, 5.00%, 11/15/46	6,025	6,133,010
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	305,383
Series A, 5.25%, 08/15/49	770	771,201
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)	1,650	1,649,881
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,286,203
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,815	2,663,729
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	2,415	2,524,283
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Sustainability Bonds, 4.00%, 12/01/56	340	247,729
Series A, Sustainability Bonds, 4.00%, 06/01/58	735	525,453
Security	Par (000)	Value
California (continued)
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	$3,145	$ 3,209,899
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,010
		25,520,848
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	870	961,594
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	355	389,331
5.25%, 11/01/52	745	790,147
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	950	985,470
Series A, 4.00%, 11/15/50	1,125	1,057,608
		4,184,150
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	315	312,272
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	687,450
		999,722
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	2,997,035
District of Columbia — 8.8%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,850	2,001,554
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,916,508
District of Columbia, Refunding RB, 5.00%, 10/01/48	4,875	4,897,856
District of Columbia, TA, 5.13%, 06/01/41	3,490	3,493,578
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	795	772,575
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(d)	8,350	6,302,660
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(d)	15,000	10,881,349
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(d)	13,410	9,352,429
Series B, Subordinate, 4.00%, 10/01/49	3,780	3,423,910
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Sustainability Bonds, 5.00%, 07/15/48	1,965	2,097,637
Series A, Sustainability Bonds, 4.00%, 07/15/46	2,540	2,384,625
		47,524,681
Florida — 4.9%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	428,452
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/29	1,900	1,907,663
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	4,335	4,048,957
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	980	1,026,958
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	5,000	5,267,833
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	$220	$ 207,061
Florida Development Finance Corp., Refunding RB(b)
AMT, 07/15/32(a)(c)	1,935	1,996,966
AMT, (AGM), 07/01/53	4,715	4,912,064
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	3,190	3,119,953
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	430	454,023
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,171,488
		26,541,418
Georgia — 3.1%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, Sustainability Bonds, 5.00%, 07/01/53	1,485	1,590,805
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	2,400	2,195,786
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	999,216
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	2,100	2,159,042
Series B, 5.00%, 12/01/52(a)	7,800	8,093,477
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,741,262
		16,779,588
Idaho — 1.8%
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	10,000	10,015,546
Illinois — 9.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	1,103,594
Series C, 5.25%, 12/01/35	3,095	3,095,075
Series D, 5.00%, 12/01/46	4,040	4,032,876
Series H, 5.00%, 12/01/36	460	467,139
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/31	1,000	1,027,355
Series G, 5.00%, 12/01/34	455	467,313
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	3,035	3,129,875
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	7,435	7,907,970
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/50	270	248,249
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	2,860	2,709,849
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	3,093,477
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,851,016
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	10,925	4,270,017
Series B, (AGM), 0.00%, 06/15/47	27,225	8,838,615
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
5.00%, 02/01/39	$3,195	$ 3,194,834
Series C, 5.00%, 12/01/45	2,235	2,294,426
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,059,921
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,045,232
		50,836,833
Indiana — 1.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,635	1,635,810
AMT, 7.00%, 01/01/44	3,950	3,951,744
		5,587,554
Iowa — 0.4%
Iowa Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	2,230	2,198,729
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	530	494,545
Kentucky — 1.5%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	2,140	2,190,059
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(e)	2,485	2,810,625
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,217,142
		8,217,826
Louisiana — 1.9%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	760	701,308
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,100	4,251,425
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	2,560	2,695,370
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,920	1,929,457
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	835	835,630
		10,413,190
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,250	1,149,134
Massachusetts — 3.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/50	5,000	5,346,211
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,740	2,931,736
Series C, 5.00%, 10/01/52	2,835	3,004,712
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,638,922

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	$3,000	$ 2,939,938
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,411,148
		20,272,667
Michigan — 5.0%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,125	1,220,378
Series B, 2nd Lien, 5.50%, 07/01/52	2,655	2,905,397
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,831,740
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,832,547
Series B, Senior Lien, 5.50%, 07/01/52	2,655	2,874,872
Michigan Finance Authority, RB
4.00%, 02/15/47	820	756,762
4.00%, 02/15/50	4,730	4,323,888
4.00%, 02/15/44	1,710	1,611,253
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	3,110	2,874,306
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	540	509,306
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,222,599
State of Michigan Trunk Line Revenue, RB, BAB, 5.50%, 11/15/49	1,855	2,070,056
		27,033,104
Minnesota — 0.9%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	1,971,972
Series A, 5.25%, 02/15/58	3,125	3,176,342
		5,148,314
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	5,076,690
Series C, 5.00%, 11/15/42	5,470	5,544,967
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,680	2,739,878
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	320	311,102
		13,672,637
Nebraska — 3.3%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,300	4,448,460
Omaha Public Power District, RB
Series A, 5.25%, 02/01/48	5,000	5,462,626
Series A, (AGM-CR), 4.00%, 02/01/51	8,700	8,111,046
		18,022,132
New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	3,148	3,062,022
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB(c)
Series B, 4.63%, 11/01/42	$805	$ 717,562
Series C, AMT, 4.88%, 11/01/42	1,665	1,498,398
		5,277,982
New Jersey — 8.4%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,490	3,511,006
5.25%, 11/01/44	3,180	3,192,125
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,565	3,839,908
Series B, 6.50%, 04/01/31	1,675	1,662,470
Series EEE, 5.00%, 06/15/48	12,340	12,717,784
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,570	2,511,876
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,610,052
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	2,415	2,495,197
Series C, (AMBAC), 0.00%, 12/15/35(d)	7,395	4,710,728
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,489,061
Sub-Series B, 5.00%, 06/01/46	5,670	5,722,450
		45,462,657
New York — 20.3%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,640	1,538,364
Series C, 5.00%, 08/01/43	2,330	2,467,820
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,842,618
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,335	3,408,988
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,085	1,117,900
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,605	1,672,027
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	3,038,816
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	545	596,318
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	9,330	9,294,312
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, 4.00%, 05/01/47	5,000	4,780,446
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	2,480	2,662,905
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(c)	3,300	3,300,669
New York Liberty Development Corp., Refunding RB(c)
Class 1, 5.00%, 11/15/44	8,145	8,150,088
Class 2, 5.38%, 11/15/40	1,760	1,775,120
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,765	2,585,530
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,506,867
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,270	2,209,946
Series A, 4.00%, 03/15/47	7,890	7,480,452
Series A, 4.00%, 03/15/48	1,395	1,314,718
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A-1, 5.00%, 03/15/45	$5,610	$ 6,062,381
Series D, 4.00%, 02/15/47	4,730	4,526,064
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	1,870	1,750,739
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	6,675	6,249,294
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	965	1,044,360
Series A, AMT, 5.00%, 07/01/46	1,525	1,498,131
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,230	2,349,380
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,844,539
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,625	1,754,411
Series A, 4.13%, 05/15/53	3,275	3,089,190
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	2,230	2,329,352
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	8,760	9,072,324
Series C, Sustainability Bonds, 5.25%, 11/15/40	1,640	1,864,292
		110,178,361
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	195	196,334
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series A, 4.70%, 07/01/49	480	467,306
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,045	3,666,567
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	1,060	998,470
Series A, 5.00%, 12/01/47	840	858,240
County of Hamilton Ohio, RB
Series A, 5.00%, 08/15/42	4,350	4,412,566
Series CC, 5.00%, 11/15/49	1,130	1,234,064
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,669,757
		12,839,664
Oklahoma — 1.4%
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	3,140	3,430,433
Series A, 4.00%, 01/01/48	4,320	4,107,647
		7,538,080
Oregon — 0.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	3,725	4,026,791
Pennsylvania — 5.2%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	6,750	7,212,468
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,147,969
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	974,803
5.00%, 09/01/48	740	747,918
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	$1,765	$ 1,762,441
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,160,593
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	3,105	3,230,305
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,290	2,014,457
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	2,305	2,315,465
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,550	1,473,656
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	4,515	4,250,251
		28,290,326
Puerto Rico — 5.7%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,157,936
Series A-1, Restructured, 5.75%, 07/01/31	2,646	2,944,945
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	3,723,264
Series A-1, Restructured, 5.00%, 07/01/58	12,161	12,106,193
Series A-2, Restructured, 4.78%, 07/01/58	6,236	6,047,608
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	9,662	3,010,689
		30,990,635
Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,155	1,454,250
South Carolina — 3.2%
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	3,835	3,609,901
Series A, 5.00%, 05/01/48	3,030	3,066,132
South Carolina Ports Authority, ARB
AMT, 5.00%, 07/01/43	4,500	4,598,024
Series B, AMT, 4.00%, 07/01/49	1,330	1,167,553
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	5,000	5,018,082
		17,459,692
Tennessee — 3.9%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	860	918,495
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,710,157
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,451,159
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	4,030	4,086,173
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,190	4,373,378
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,473,452
		21,012,814

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 13.9%
Arlington Higher Education Finance Corp., RB(c)
7.50%, 04/01/62	$885	$ 882,444
7.88%, 11/01/62	755	754,769
Austin Independent School District, GO, 4.00%, 08/01/48	1,500	1,398,971
City of Austin Texas Airport System Revenue, ARB
Series A, 5.00%, 11/15/41	3,250	3,340,079
Series B, AMT, 5.00%, 11/15/44	5,755	5,906,937
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	1,240	1,249,910
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,628,209
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	3,580	3,779,488
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,766,868
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, 11/15/54(b)	2,220	2,415,042
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,480,359
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	1,525	1,526,843
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	560	547,432
Crowley Independent School District, GO
(PSF), 5.00%, 02/01/48	515	549,546
(PSF), 4.25%, 02/01/53	190	183,694
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	1,225	1,160,600
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	940	1,007,110
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,009
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	60	64,239
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/49	3,255	3,311,882
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	620	596,873
Midland Independent School District, GO, (PSF), 5.00%, 02/15/50	1,105	1,137,732
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(h)	4,110	2,072,852
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,332,139
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	1,190	1,261,946
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,677,545
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	865	941,259
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,700	5,402,318
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,280	1,151,003
Series B, 5.00%, 07/01/43	4,080	4,213,161
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB (continued)
Series B, 5.00%, 07/01/48	$5,505	$ 5,619,040
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	960	975,397
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,435	2,445,348
Waller Consolidated Independent School District, GO, (BAM), 4.00%, 02/15/48	5,000	4,639,180
		75,460,224
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	1,845	1,867,646
Virginia — 0.9%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,621,307
Washington — 0.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	3,120	3,149,000
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	460	462,315
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	4,465	4,399,654
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	700	714,864
		5,576,833
Total Municipal Bonds — 136.2% (Cost: $724,196,226)		738,756,384
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.8%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(a)	9,350	9,793,145
District of Columbia — 1.9%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	10,265	10,147,213
Florida — 5.1%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,637,319
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,450,019
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.50%, 10/01/54	5,703	6,287,238
		27,374,576
Nebraska — 2.3%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	11,970	12,634,429
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 4.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	$12,550	$ 12,888,930
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,658,221
		23,547,151
Washington — 2.0%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,738,800
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.4% (Cost: $91,612,991)		94,235,314
Total Long-Term Investments — 153.6% (Cost: $815,809,217)		832,991,698

	Shares
Short-Term Securities
	Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(j)(k)	15,785,966	15,787,545
	Total Short-Term Securities — 2.9% (Cost: $15,787,372)	15,787,545
	Total Investments — 156.5% (Cost: $831,596,589)	848,779,243
	Liabilities in Excess of Other Assets — (0.7)%	(3,544,690)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.5)%	(51,731,724)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.3)%	(251,132,243)
	Net Assets Applicable to Common Shares — 100.0%	$ 542,370,586

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 25,211,856	$ —	$ (9,425,109)(a)	$ 48	$ 750	$ 15,787,545	15,785,966	$ 216,866	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	82	06/18/24	$ 8,812	$ 218,960
U.S. Long Bond	64	06/18/24	7,290	254,889
5-Year U.S. Treasury Note	61	06/28/24	6,392	116,662
				$ 590,511
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 738,756,384	$ —	$ 738,756,384
Municipal Bonds Transferred to Tender Option Bond Trusts	—	94,235,314	—	94,235,314
Short-Term Securities
Money Market Funds	15,787,545	—	—	15,787,545
	$15,787,545	$832,991,698	$—	$848,779,243
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 590,511	$ —	$ —	$ 590,511

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(51,338,092)	$—	$(51,338,092)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)
	$—	$(302,738,092)	$—	$(302,738,092)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
TA	Tax Allocation